RATE-REGULATED BUSINESSES (Tables)	12 Months Ended
Dec. 31, 2021
Regulated Operations [Abstract]
Schedule of Regulatory Assets and Liabilities

at December 31	2021	2020	Remaining Recovery/ Settlement Period (years)
(millions of Canadian $)

Regulatory Assets
Deferred income taxes[1]	1,509	1,287	n/a
Pensions and other post-retirement benefits[1,2]	203	401	n/a
Foreign exchange on long-term debt[1,3]	3	7	1-8
Operating and debt-service regulatory assets[4]	1	54	1
Other	104	135	n/a
	1,820	1,884
Less: Current portion included in Other current assets (Note 7)	53	131
	1,767	1,753
Regulatory Liabilities
Pipeline abandonment trust balances[5]	2,086	1,842	n/a
Deferred income taxes – U.S. Tax Reform[6]	1,141	1,170	n/a
Canadian Mainline bridging amortization account[7]	483	537	9
Cost of removal[8]	254	246	n/a
Canadian Mainline long-term adjustment account[7,9]	186	223	5
Deferred income taxes[1]	139	115	n/a
Canadian Mainline short-term adjustment and toll-stabilization accounts[7,9,10]	60	4	n/a
ANR post-employment and retirement benefits other than pension[11]	40	40	n/a
Operating and debt-service regulatory liabilities[4]	32	48	1
Pensions and other post-retirement benefits[2]	13	18	n/a
Other	66	58	n/a
	4,500	4,301
Less: Current portion included in Accounts payable and other (Note 16)	200	153
	4,300	4,148
1These regulatory assets and liabilities are underpinned by non-cash transactions or are recovered without an allowance for return as approved by the regulator. Accordingly, these regulatory assets or liabilities are not included in rate base and do not yield a return on investment during the recovery period.
2These balances represent the regulatory offset to pension plan and other post-retirement benefit obligations to the extent the amounts are expected to be collected from or refunded to customers in future rates.
3Foreign exchange on long-term debt of the NGTL System represents the variance resulting from revaluing foreign currency-denominated debt instruments to the current foreign exchange rate from the historical foreign exchange rate at the time of issue. Foreign exchange gains and losses realized when foreign debt matures or is redeemed early are expected to be recovered or refunded through the determination of future tolls.
4Operating and debt-service regulatory assets and liabilities represent the accumulation of cost and revenue variances to be included in determination of rates in the following year.
5This balance represents the amounts collected in tolls from shippers and included in the LMCI restricted investments to fund future abandonment of the Company's CER-regulated pipeline facilities.
6The regulatory liabilities will be amortized over varying terms that approximate the expected reversal of the underlying deferred tax liabilities that gave rise to the regulatory liabilities.
7These regulatory accounts are used to capture revenue and cost variances plus toll-stabilization adjustments during the 2015-2030 settlement term.
8This balance represents anticipated costs of removal that have been, and continue to be, included in depreciation rates and collected in the service rates of certain rate-regulated operations for future costs to be incurred.
9Under the terms of the 2021-2026 Mainline Settlement, $223 million is amortized over the six-year settlement term and the residual of $4 million was transferred to the STAA at December 31, 2020.
10Under the terms of the 2021-2026 Mainline Settlement, the STAA account will commence amortization over the remainder of the six-year settlement term when predetermined thresholds per the settlement agreement are met.
11This balance represents the amount ANR estimates it would be required to refund to its customers for post-retirement and post-employment benefit amounts collected through its FERC-approved rates that have not been used to pay benefits to its employees. Pursuant to a FERC-approved rate settlement, the $40 million (US$32 million) balance at December 31, 2021 is subject to resolution through future regulatory proceedings and, accordingly, a settlement period cannot be determined at this time.